RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
19.	RELATED PARTY BALANCES AND TRANSACTIONS

In the years ended December 31, 2014, 2015 and 2016, the Group’s discontinued operations purchased certain media information system amounting to $66, $82 and nil, respectively, from Rujia. As of December 31, 2015, the amount due to Rujia and the amounts due from Rujia for guarantee deposit were $44 and $23, which were included in the current liabilities of Super TV and current assets of Super TV, respectively.

Pursuant to a series of agreements, dated April 30, 2014, Beijing Super TV transferred a portion of its equity interest in Cyber Cloud to Yuewu Yuntian, an entity in which the Chief Technology Officer of the Company at that time was able to exercise significant influence. Concurrently, Yuewu Yuntian transferred its equity interest in Xinsi Yijia to Cyber Cloud (Note 18(a)).